NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
NET INCOME (LOSS) PER SHARE [text block]

17. NET INCOME (LOSS) PER SHARE

Net income (loss) per share, calculated on a basic and diluted basis, is as follows:

Year ended	December 31, 2018	December 31, 2017	December 31, 2016

Net income (loss)	$62,117,601	$(7,393,384)	$(2,683,482)
Weighted average number of common shares outstanding - basic	79,979,320	78,002,082	73,874,415
Dilutive effect of stock options and warrants outstanding	674,154	-	-
Weighted average number of common shares outstanding - diluted	80,653,474	78,002,082	73,874,415

Basic earnings (loss) per share	$0.78	$(0.09)	$(0.04)
Diluted earnings (loss) per share	$0.77	$(0.09)	$(0.04)